Taxes - Summary of Reconciliation of Deferred Tax Balance Sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	$ 2,393	$ 1,717
Deferred tax liabilities	1,497	1,627
PRRT [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,448	1,101
Deferred tax liabilities	174	389
PRRT [member] | Production and growth assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	784	455
Deferred tax liabilities	990	1,309
PRRT [member] | Augmentation for current year [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	264	231
Deferred tax liabilities	(2)	(38)
PRRT [member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	470	445
Deferred tax liabilities	(935)	(995)
PRRT [member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(70)	(30)
Deferred tax liabilities	121	113
Income Tax [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	2,393	1,717
Deferred tax liabilities	(1,615)	(1,856)
Deferred tax liabilities	1,497	1,627
Income Tax [Member] | Intangible assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	160	0
Income Tax [Member] | Property Plant And Equipments [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	(1,291)	(1,388)
Deferred tax liabilities	2,386	2,939
Income Tax [Member] | Provisions [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	412	227
Income Tax [Member] | Other [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	20	(9)
Deferred tax liabilities	(39)	(76)
Income Tax [Member] | Exploration and evaluation assets [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	51	60
Deferred tax liabilities	153	127
Income Tax [Member] | Lease assets and liabilities [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	58	40
Deferred tax liabilities	(24)	(48)
Income Tax [Member] | PRRT assets and liabilities [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	369	118
Income Tax [Member] | Unused tax losses and tax credits [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	1,684	1,686
Income Tax [Member] | Assets held for sale [Member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax liabilities	0	36
Income Tax [Member] | Derivatives [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	11	0
Deferred tax liabilities	(67)	(2)
Income Tax [Member] | Income tax deferred tax [member]
Disclosure Of Reconciliation Of Deferred Tax Balance Sheet [Line Items]
Deferred tax assets	945	616
Deferred tax liabilities	$ 1,323	$ 1,238